Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Earnings (Loss) Per Share	Note 9 - Earnings (Loss) Per Share
(Amounts in thousands, except share, per share and per unit data)
Basic earnings (loss) per share are calculated based on net income (loss) and the weighted average number of shares outstanding during the period.
Diluted earnings per share is based on net income and the weighted average number of shares outstanding, plus the weighted average number of shares that would be issued if dilutive share-based compensation awards were converted into shares on the last day of the reporting period. For both basic and diluted earnings (loss) per share calculations, the weighted average number of shares outstanding excludes shares held as treasury shares in the Employee Benefit Trust (“EBT”), which are treated the same as shares held in the treasury reserve for accounting purposes. Refer to Note 16 for additional information regarding the EBT.
Basic and diluted earnings (loss) per share were calculated as follows for the periods presented:

		Year Ended
	Calculation	December 31, 2024	December 31, 2023	December 31, 2022
Net income (loss) attributable to Owners of Diversified Energy Company PLC	A	$(88,272)	$758,018	$(625,410)
Weighted average shares outstanding - basic	B	48,031,916	47,165,380	42,203,974
Dilutive impact of potential shares		—	349,141	—
Weighted average shares outstanding - diluted	C	48,031,916	47,514,521	42,203,974

Earnings (loss) per share - basic	= A/B	$(1.84)	$16.07	$(14.82)
Earnings (loss) per share - diluted	= A/C	$(1.84)	$15.95	$(14.82)

Potentially dilutive shares(a)		640,568	54,133	766,723
(a)Outstanding share-based compensation awards excluded from the diluted EPS calculation because their effect would have been anti-dilutive.